Income Taxes (Details 1) - USD ($)	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015	Mar. 31, 2015
Income Tax Disclosure [Abstract]
Net Operating Loss Carryforwards	$ 1,711,488	$ 1,264,686	$ 368,961	$ 159,721
Share-based compensation	396,264	236,645	69,524
Change in derivative liability	315,205
Other	(22,365)	(21,324)	9,713	9,713
Gross Deferred Tax Assets	2,400,592	1,480,007	448,198	169,434
Valuation Allowance	(2,400,592)	(1,480,007)	(448,198)	(169,434)
Net Deferred Tax Assets